BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities
510 Loan Acquisition Trust, Series 2020-1,
Class A, 5.11%, 09/25/60
(a)(b)
......... USD 1,137 $ 1,063,069
Ajax Mortgage Loan Trust
(b)
Series 2018-A, Class B, 0.00%, 04/25/58 2 1,925
Series 2020-A, Class A, 2.37%, 12/25/59
(a)
1,511 1,480,678
Series 2020-A, Class B, 3.50%, 12/25/59
(a)
233 226,465
Series 2020-A, Class C, 0.00%, 12/25/59 549 339,249
Series 2020-C, Class A, 2.25%, 09/27/60
(a)
80 77,710
Series 2020-C, Class B, 5.00%, 09/27/60
(a)
150 138,573
Series 2020-C, Class C, 0.00%, 09/27/60 471 392,628
Series 2020-D, Class A, 2.25%, 06/25/60
(a)
337 322,987
Series 2020-D, Class B, 5.00%, 06/25/60
(a)
210 193,999
Series 2020-D, Class C, 0.00%, 06/25/60 496 422,588
Series 2021-E, Class B3, 3.75%, 12/25/60
(c)
382 146,576
Series 2021-E, Class XS, 0.00%, 12/25/60
(c)
5,586 229,051
Series 2021-F, Class A, 1.87%, 06/25/61
(a)
2,639 2,384,853
Series 2021-F, Class B, 3.75%, 06/25/61
(a)
216 193,619
Series 2021-F, Class C, 0.00%, 06/25/61
(d)
403 368,779
Series 2021-G, Class A, 1.87%, 06/25/61
(c)
1,856 1,708,346
Series 2021-G, Class B, 3.75%, 06/25/61
(c)
256 220,202
Series 2021-G, Class C, 0.00%, 06/25/61 464 473,568
AREIT Trust
(b)(c)
Series 2021-CRE5, Class A, (LIBOR USD 1
Month + 1.08%), 5.54%, 11/17/38 ... 510 490,356
Series 2022-CRE6, Class A, (SOFR 30 Day
Average + 1.25%), 5.56%, 01/16/37 .. 609 584,987
Bayview Financial Revolving Asset Trust,
Series 2004-B, Class A1, (LIBOR USD 1
Month + 1.00%), 5.55%, 05/28/39
(b)(c)
... 1,935 1,547,892
BDS Ltd., Series 2021-FL9, Class A, (LIBOR
USD 1 Month + 1.07%), 5.54%, 11/16/38
(b)(c)
680 656,218
Bear Stearns Asset-Backed Securities I Trust
(c)
Series 2006-HE8, Class 1A3, (LIBOR USD
1 Month + 0.26%), 5.03%, 10/25/36 .. 1,200 1,078,792
Series 2007-HE2, Class 22A, (LIBOR USD
1 Month + 0.14%), 4.65%, 03/25/37 .. 559 512,539
BSPRT Issuer Ltd., Series 2022-FL8, Class A,
(SOFR 30 Day Average + 1.50%), 5.78%,
02/15/37
(b)(c)
.................... 730 715,296
Carrington Mortgage Loan Trust, Series 2007-
FRE1, Class M1, (LIBOR USD 1 Month +
0.50%), 5.01%, 02/25/37
(c)
.......... 1,738 1,263,785
Countrywide Asset-Backed Certificates, Series
2002-BC3, Class M2, (LIBOR USD 1 Month
+ 1.73%), 6.23%, 05/25/32
(c)
......... 1,271 1,201,794
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (LIBOR
USD 1 Month + 0.34%), 4.38%, 07/25/37
(b)(c)
1,596 1,067,192
CWABS Asset-Backed Certificates Trust
(c)
Series 2006-18, Class M1, (LIBOR USD 1
Month + 0.45%), 4.96%, 03/25/37 ... 1,545 1,341,533
Series 2006-22, Class M1, (LIBOR USD 1
Month + 0.23%), 4.74%, 05/25/47 ... 2,076 1,786,476
Series 2007-BC3, Class 1A, (LIBOR USD 1
Month + 0.18%), 4.69%, 11/25/47 ... 684 658,141
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-6, Class 2A4, (LIBOR USD 1
Month + 0.90%), 5.41%, 11/25/34
(c)
..... 8 7,437
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 5.81%, 08/15/30
(b)(c)
......... 996 992,095
FS Rialto Issuer LLC
(b)(c)
Series 2022-FL6, Class A, (1 Month CME
Term SOFR + 2.58%), 7.07%, 08/17/37 350 349,997
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2022-FL7, Class A, (1 Month CME
Term SOFR + 2.90%), 6.81%, 10/19/39 USD 540 $ 539,950
GSAA Home Equity Trust, Series 2006-5,
Class 1A1, (LIBOR USD 1 Month + 0.36%),
4.87%, 03/25/36
(c)
................ 103 32,804
Home Partners of America Trust, Series 2021-
3, Class F, 4.24%, 01/17/41
(b)
......... 1,863 1,571,225
KREF Ltd., Series 2022-FL3, Class A, (1
Month CME Term SOFR + 1.45%), 5.94%,
02/17/39
(b)(c)
.................... 2,950 2,889,742
Legacy Mortgage Asset Trust, Series 2019-
SL2, Class A, 3.38%, 02/25/59
(b)(c)
..... 1,248 1,167,762
Long Beach Mortgage Loan Trust
(c)
Series 2006-1, Class 2A4, (LIBOR USD 1
Month + 0.60%), 5.11%, 02/25/36 ... 657 547,117
Series 2006-7, Class 2A3, (LIBOR USD 1
Month + 0.32%), 4.83%, 08/25/36 ... 1,650 696,658
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1, Class A3, (LIBOR USD 1
Month + 0.30%), 4.81%, 07/25/36
(c)
.... 418 177,494
Mosaic Solar Loan Trust, Series 2019-2A,
Class A, 2.88%, 09/20/40
(b)
.......... 43 38,322
New Residential Mortgage Loan Trust, Series
2022-SFR1, Class F, 4.44%, 02/17/39
(b)
.. 2,739 2,419,019
Option One Mortgage Loan Trust, Series 2007-
FXD1, Class 2A1, 5.87%, 01/25/37
(a)
.... 1,058 904,300
Progress Residential Trust
(b)
Series 2019-SFR4, Class G, 3.93%,
10/17/36 .................... 2,000 1,906,386
Series 2020-SFR3, Class G, 4.11%,
10/17/27 .................... 2,750 2,500,721
Series 2021-SFR10, Class F, 4.61%,
12/17/40 .................... 1,499 1,265,168
Series 2021-SFR11, Class F, 4.42%,
01/17/39 .................... 2,000 1,642,801
Series 2022-SFR1, Class F, 4.88%,
02/17/41 .................... 2,500 2,072,482
RASC Series Trust, Series 2006-EMX9, Class
1A4, (LIBOR USD 1 Month + 0.24%),
4.99%, 11/25/36
(c)
................ 1,196 948,287
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2007-MN1A, Class A1,
(LIBOR USD 1 Month + 0.23%), 4.74%,
01/25/37
(b)(c)
.................... 1,200 724,159
Tricon American Homes Trust, Series 2020-
SFR1, Class F, 4.88%, 07/17/38
(b)
..... 1,050 997,765
Total Asset-Backed Securities — 14.3%
(Cost: $50,278,298) .............................. 47,681,557
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 13.2%
Alternative Loan Trust
Series 2005-54CB, Class 3A1, 5.13%,
11/25/35 .................... 1,209 678,500
Series 2006-45T1, Class 2A7, (LIBOR USD
1 Month + 0.34%), 4.85%, 02/25/37
(c)
. 1,485 626,067
Banc of America Mortgage Trust, Series 2005-I,
Class 2A5, 3.86%, 10/25/35
(c)
........ 81 74,210
Barclays Mortgage Trust
(b)
Series 2021-NPL1, Class A, 2.00%,
11/25/51
(a)
................... 3,099 2,952,952
Series 2021-NPL1, Class B, 4.62%,
11/25/51
(a)
................... 177 171,730
Series 2021-NPL1, Class C, 0.00%,
11/25/51
(d)
................... 397 359,903

BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
BCAP LLC Trust, Series 2012-RR3, Class 3A8,
3.37%, 07/26/37
(b)(c)
............... USD 1,466 $ 1,276,780
Bear Stearns ALT-A Trust, Series 2007-1,
Class 1A1, (LIBOR USD 1 Month + 0.32%),
4.83%, 01/25/47
(c)
................ 678 535,811
CFMT LLC, Series 2020-HB4, Class M4,
4.95%, 12/26/30
(b)(c)
............... 900 840,114
ChaseFlex Trust, Series 2007-1, Class 2A7,
6.00%, 02/25/37 ................. 1,904 765,663
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35 26 22,247
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.96%), 3.39%,
04/25/46
(c)
................... 1,241 394,812
Citigroup Mortgage Loan Trust, Series 2015-A,
Class B4, 4.50%, 06/25/58
(b)(c)
........ 1,394 1,251,143
CitiMortgage Alternative Loan Trust, Series
2007-A5, Class 1A6, 6.00%, 05/25/37 ... 564 515,893
CSMC Trust
(b)
Series 2010-6R, Class 2A6B, 6.25%,
07/26/37 .................... 666 674,738
Series 2022-ATH2, Class A1, 4.55%,
05/25/67
(c)
................... 1,143 1,118,890
GSR Mortgage Loan Trust, Series 2006-9F,
Class 3A1, 6.25%, 10/25/36 ......... 585 526,502
Homeward Opportunities Fund I Trust
(b)(c)
Series 2020-2, Class B1, 5.45%, 05/25/65 1,985 1,805,774
Series 2020-2, Class M1, 3.90%, 05/25/65 2,625 2,306,036
Impac Secured Assets Trust, Series 2006-1,
Class 1A2B, (LIBOR USD 1 Month +
0.40%), 4.91%, 05/25/36
(c)
.......... 1,126 832,358
IndyMac INDX Mortgage Loan Trust, Series
2006-AR15, Class A1, (LIBOR USD 1 Month
+ 0.24%), 4.75%, 07/25/36
(c)
......... 610 555,672
Lehman XS Trust, Series 2007-16N, Class AF2,
(LIBOR USD 1 Month + 1.90%), 6.41%,
09/25/47
(c)
..................... 1,038 1,240,688
MCM Trust
(d)
Series 2021-VFN1,  3.00%, 08/25/28
(b)
.. 524 501,968
Series 2021-VFN1,  3.00%, 08/28/28 ... 294 193,790
New Residential Mortgage Loan Trust
(b)(c)
Series 2019-NQM5, Class A1, 2.71%,
11/25/59 .................... 2,246 2,087,327
Series 2020-RPL1, Class B3, 3.88%,
11/25/59 .................... 2,500 1,945,263
RALI Trust, Series 2007-QS1, Class 1A5,
(LIBOR USD 1 Month + 0.55%), 5.06%,
01/25/37
(c)
..................... 1,062 743,474
Reperforming Loan REMIC Trust, Series
2005-R3, Class AF, (LIBOR USD 1 Month +
0.40%), 4.91%, 09/25/35
(b)(c)
......... 164 142,046
Residential Asset Securitization Trust
(c)
Series 2006-A7CB, Class 2A2, (LIBOR USD
1 Month + 0.55%), 5.06%, 07/25/36 .. 2,601 500,401
Series 2006-A7CB, Class 2A5, (LIBOR USD
1 Month + 0.25%), 4.76%, 07/25/36 .. 569 102,208
Series 2006-A7CB, Class 2A6, (LIBOR USD
1 Month + 54.00%), 17.95%, 07/25/36 457 548,756
RFMSI Trust
(c)
Series 2005-SA3, Class 1A, 3.58%,
08/25/35 .................... 1,829 898,384
Series 2006-SA2, Class 2A1, 4.86%,
08/25/36 .................... 99 69,161
RMF Buyout Issuance Trust, Series 2021-HB1,
Class M6, 6.00%, 11/25/31
(b)(c)(d)
....... 1,609 940,952
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Seasoned Loans Structured Transaction Trust
(b)
(c)
Series 2020-2, Class M1, 4.75%, 09/25/60 USD 3,320 $ 3,163,830
Series 2020-3, Class M1, 4.75%, 04/26/60 2,500 2,398,408
Spruce Hill Mortgage Loan Trust
(b)
Series 2020-SH2, Class B1, 5.00%,
06/25/55
(c)
................... 2,764 2,545,037
Series 2022-SH1, Class A1A, 4.10%,
07/25/57
(a)
................... 1,339 1,290,227
TVC Mortgage Trust, Series 2020-RTL1, Class
A1, 3.47%, 09/25/24
(b)
............. 366 364,857
Verus Securitization Trust, Series 2020-INV1,
Class B1, 5.75%, 03/25/60
(b)(c)
........ 1,100 1,044,711
WaMu Mortgage Pass-Through Certificates
Trust, Series 2007-OA5, Class 2A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT + 0.80%), 3.23%, 06/25/47
(c)
. 1,755 1,349,719
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-2, Class 2CB, 6.50%, 03/25/36 763 532,409
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.85%), 3.28%,
10/25/46
(c)
................... 115 94,749
Series 2007-5, Class A3, 7.00%, 06/25/37 216 129,123
Western Mortgage Reference Notes
(b)(c)
Series 2021-CL2, Class M1, (SOFR 30 Day
Average + 3.15%), 7.46%, 07/25/59 .. 1,512 1,501,768
Series 2021-CL2, Class M2, (SOFR 30 Day
Average + 3.70%), 8.01%, 07/25/59 .. 1,521 1,510,813
44,125,864
Commercial Mortgage-Backed Securities — 19.7%
1211 Avenue of the Americas Trust, Series
2015-1211, Class A1A2, 3.90%, 08/10/35
(b)
370 351,446
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 6.36%, 09/15/34
(b)(c)
......... 150 136,595
Alen Mortgage Trust, Series 2021-ACEN, Class
D, (LIBOR USD 1 Month + 3.10%), 7.56%,
04/15/34
(b)(c)
.................... 276 218,994
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class E, 1.75%,
05/15/53
(b)
..................... 750 431,197
Ashford Hospitality Trust
(b)(c)
Series 2018-ASHF, Class D, (LIBOR USD 1
Month + 2.10%), 6.56%, 04/15/35 ... 280 259,887
Series 2018-ASHF, Class E, (LIBOR USD 1
Month + 3.10%), 7.56%, 04/15/35 ... 470 433,430
BAMLL Commercial Mortgage Securities
Trust
(b)(c)
Series 2018-DSNY, Class A, (LIBOR USD 1
Month + 0.85%), 5.31%, 09/15/34 ... 529 524,343
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 6.16%, 09/15/34 ... 160 155,578
BANK
Series 2021-BN35, Class A5, 2.29%,
06/15/64 .................... 730 609,626
Series 2021-BN38, Class A5, 2.52%,
12/15/64 .................... 1,700 1,441,680
Bayview Commercial Asset Trust
(b)(c)
Series 2006-3A, Class A2, (LIBOR USD 1
Month + 0.45%), 4.96%, 10/25/36 ... 846 795,224
Series 2006-4A, Class A1, (LIBOR USD 1
Month + 0.35%), 4.85%, 12/25/36 ... 661 616,586

BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BBCMS Mortgage Trust
Series 2017-DELC, Class F, (LIBOR USD 1
Month + 3.63%), 8.08%, 08/15/36
(b)(c)
. USD 618 $ 609,310
Series 2020-C7, Class A5, 2.04%, 04/15/53 1,950 1,641,442
Series 2020-C7, Class D, 3.60%, 04/15/53
(b)
(c)
......................... 500 339,899
Series 2021-C12, Class A5, 2.69%, 11/15/54 3,000 2,577,578
Series 2022-C18, Class ASB, 5.95%,
12/15/55
(c)
................... 650 702,328
Beast Mortgage Trust, Series 2021-SSCP,
Class A, (LIBOR USD 1 Month + 0.75%),
5.21%, 04/15/36
(b)(c)
............... 290 280,206
Benchmark Mortgage Trust
Series 2019-B15, Class A5, 2.93%, 12/15/72 2,500 2,232,778
Series 2022-B35, Class A5, 4.45%,
05/15/55
(c)
................... 2,500 2,472,258
BFLD Trust, Series 2020-EYP, Class E, (LIBOR
USD 1 Month + 3.70%), 8.16%, 10/15/35
(b)(c)
120 98,704
BHMS, Series 2018-ATLS, Class C, (LIBOR
USD 1 Month + 1.90%), 6.36%, 07/15/35
(b)(c)
269 256,209
BPR Trust
(b)(c)
Series 2021-TY, Class A, (LIBOR USD 1
Month + 1.05%), 5.51%, 09/15/38 ... 1,000 955,880
Series 2021-TY, Class E, (LIBOR USD 1
Month + 3.60%), 8.06%, 09/15/38 ... 750 704,828
Series 2022-SSP, Class A, (1 Month CME
Term SOFR + 3.00%), 7.48%, 05/15/39 370 367,413
BX Commercial Mortgage Trust
(b)(c)
Series 2019-XL, Class D, (1 Month CME
Term SOFR + 1.56%), 6.04%, 10/15/36 1,190 1,167,587
Series 2020-VIV3, Class B, 3.54%, 03/09/44 683 595,376
Series 2021-SOAR, Class G, (LIBOR USD 1
Month + 2.80%), 7.26%, 06/15/38 ... 248 236,419
Series 2021-VINO, Class F, (LIBOR USD 1
Month + 2.80%), 7.26%, 05/15/38 ... 175 164,922
Series 2021-XL2, Class A, (LIBOR USD 1
Month + 0.69%), 5.15%, 10/15/38 ... 3,191 3,101,826
Series 2022-CSMO, Class C, (1 Month CME
Term SOFR + 3.89%), 8.37%, 06/15/27 260 258,861
BX Trust
(b)
Series 2019-OC11, Class A, 3.20%,
12/09/41 .................... 1,410 1,238,905
Series 2019-OC11, Class E, 3.94%,
12/09/41
(c)
................... 123 99,064
Series 2021-ARIA, Class G, (LIBOR USD 1
Month + 3.14%), 7.60%, 10/15/36
(c)
.. 156 142,936
Series 2021-LBA, Class AJV, (LIBOR USD 1
Month + 0.80%), 5.26%, 02/15/36
(c)
.. 705 682,312
Series 2021-SDMF, Class A, (LIBOR USD 1
Month + 0.59%), 5.05%, 09/15/34
(c)
.. 573 556,701
Series 2021-VIEW, Class D, (LIBOR USD 1
Month + 2.90%), 7.36%, 06/15/36
(c)
.. 275 254,583
Series 2022-GPA, Class D, (1 Month CME
Term SOFR + 4.06%), 8.54%, 10/15/39
(c)
300 298,873
Series 2022-LBA6, Class A, (1 Month CME
Term SOFR + 1.00%), 5.48%, 01/15/39
(c)
700 685,121
Series 2022-VAMF, Class F, (1 Month CME
Term SOFR + 3.30%), 7.78%, 01/15/39
(c)
450 419,577
BXP Trust, Series 2021-601L, Class D, 2.78%,
01/15/44
(b)(c)
.................... 540 354,473
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(b)
..................... 336 295,473
Citigroup Commercial Mortgage Trust, Series
2019-PRM, Class E, 4.73%, 05/10/36
(b)(c)
. 100 99,543
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Cold Storage Trust, Series 2020-ICE5, Class
A, (LIBOR USD 1 Month + 0.90%), 5.36%,
11/15/37
(b)(c)
.................... USD 688 $ 677,749
Commercial Mortgage Trust
Series 2014-UBS2, Class A5, 3.96%,
03/10/47 .................... 345 338,990
Series 2015-CR25, Class A3, 3.51%,
08/10/48 .................... 535 518,174
Series 2015-CR25, Class C, 4.52%,
08/10/48
(c)
................... 255 231,564
Series 2017-PANW, Class A, 3.24%,
10/10/29
(b)
................... 1,580 1,487,966
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4, Class E, (LIBOR USD 1
Month + 2.15%), 6.61%, 05/15/36
(b)(c)
... 280 275,071
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class A4, 4.42%,
11/15/51
(c)
................... 600 582,938
Series 2019-C16, Class C, 4.24%,
06/15/52
(c)
................... 511 419,473
Series 2019-C17, Class C, 3.93%,
09/15/52
(d)
................... 392 329,480
CSMC Trust
(b)(c)
Series 2020-FACT, Class F, (LIBOR USD 1
Month + 6.16%), 10.62%, 10/15/37 ... 600 549,739
Series 2021-980M, Class E, 3.54%,
07/15/31 .................... 365 271,814
Series 2021-BHAR, Class E, (LIBOR USD 1
Month + 3.50%), 7.96%, 11/15/38 ... 300 281,303
DBGS Mortgage Trust, Series 2018-BIOD,
Class F, (LIBOR USD 1 Month + 2.00%),
6.46%, 05/15/35
(b)(c)
............... 210 202,334
Extended Stay America Trust, Series 2021-
ESH, Class F, (LIBOR USD 1 Month +
3.70%), 8.16%, 07/15/38
(b)(c)
......... 402 385,074
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(b)
..... 335 328,809
GS Mortgage Securities Corp. Trust
(b)(c)
Series 2021-DM, Class F, (LIBOR USD 1
Month + 3.44%), 7.90%, 11/15/36 ... 240 224,623
Series 2021-IP, Class E, (LIBOR USD 1
Month + 3.55%), 8.01%, 10/15/36 ... 300 278,366
Series 2021-STAR, Class B, (LIBOR USD 1
Month + 1.40%), 5.86%, 12/15/36 ... 870 842,838
Series 2022-AGSS, Class A, (1 Month CME
Term SOFR + 2.69%), 7.17%, 11/15/27 380 384,243
Hawaii Hotel Trust, Series 2019-MAUI, Class
A, (LIBOR USD 1 Month + 1.15%), 5.61%,
05/15/38
(b)(c)
.................... 250 245,614
Hilton USA Trust, Series 2016-HHV, Class C,
4.19%, 11/05/38
(b)(c)
............... 519 478,970
HONO Mortgage Trust
(b)(c)
Series 2021-LULU, Class E, (LIBOR USD 1
Month + 3.35%), 7.81%, 10/15/36 ... 590 541,897
Series 2021-LULU, Class F, (LIBOR USD 1
Month + 4.40%), 8.86%, 10/15/36 ... 410 373,690
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.44%, 07/10/39
(b)(c)
.... 208 163,065
IMT Trust, Series 2017-APTS, Class BFX,
3.50%, 06/15/34
(b)(c)
............... 1,250 1,193,998
JPMorgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2016-NINE, Class A, 2.85%,
09/06/38
(c)
................... 640 579,044
Series 2018-AON, Class A, 4.13%, 07/05/31 610 571,592

BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-MHC, Class A, (LIBOR USD 1
Month + 0.80%), 5.26%, 04/15/38
(c)
.. USD 576 $ 568,474
Series 2022-ACB, Class D, (SOFR 30 Day
Average + 2.90%), 7.18%, 03/15/39
(c)
. 600 581,982
Series 2022-CGSS, Class A, (1 Month CME
Term SOFR + 2.47%), 6.95%, 12/15/36
(c)
560 559,638
Series 2022-NXSS, Class A, (1 Month CME
Term SOFR + 2.18%), 6.66%, 08/15/39
(c)
539 538,828
Series 2022-OPO, Class D, 3.45%,
01/05/39
(c)
................... 350 259,621
KKR Industrial Portfolio Trust, Series 2021-
KDIP, Class A, (1 Month CME Term SOFR +
0.66%), 5.14%, 12/15/37
(b)(c)
......... 631 616,551
Life Mortgage Trust, Series 2021-BMR, Class
F, (LIBOR USD 1 Month + 2.35%), 6.81%,
03/15/38
(b)(c)
.................... 164 157,167
Med Trust, Series 2021-MDLN, Class G,
(LIBOR USD 1 Month + 5.25%), 9.71%,
11/15/38
(b)(c)
.................... 244 225,656
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-W10, Class G, (1 Month CME
Term SOFR + 4.22%), 8.70%, 12/15/34
(b)(c)(d)
300 277,500
MFT Trust, Series 2020-ABC, Class C, 3.48%,
02/10/42
(b)(c)
.................... 192 142,647
MHC Commercial Mortgage Trust, Series
2021-MHC, Class A, (LIBOR USD 1 Month +
0.80%), 5.26%, 04/15/38
(b)(c)
......... 166 163,041
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class A5, 3.53%,
10/15/48 ...................... 1,103 1,058,943
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.91%,
09/09/32
(b)
................... 595 535,030
Series 2017-HR2, Class D, 2.73%,
12/15/50
(b)
................... 555 388,994
Series 2018-H4, Class A4, 4.31%, 12/15/51 1,824 1,778,488
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 5.36%, 07/15/35
(b)(c)
. 595 585,311
MSCG Trust, Series 2018-SELF, Class F,
(LIBOR USD 1 Month + 3.05%), 7.51%,
10/15/37
(b)(c)
.................... 270 259,132
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, (LIBOR USD 1
Month + 0.95%), 5.41%, 06/15/35
(b)(c)
... 91 87,760
One Bryant Park Trust, Series 2019-OBP, Class
A, 2.52%, 09/15/54
(b)
.............. 1,072 908,371
PKHL Commercial Mortgage Trust, Series
2021-MF, Class NR, (LIBOR USD 1 Month +
6.00%), 10.46%, 07/15/38
(b)(c)
......... 300 272,473
SMRT Trust, Series 2022-MINI, Class E, (1
Month CME Term SOFR + 2.70%), 7.18%,
01/15/39
(b)(c)
.................... 450 421,830
SREIT Trust
(b)(c)
Series 2021-MFP, Class F, (LIBOR USD 1
Month + 2.62%), 7.08%, 11/15/38 ... 750 716,212
Series 2021-MFP2, Class A, (LIBOR USD 1
Month + 0.82%), 5.28%, 11/15/36 ... 1,055 1,032,248
STWD Trust, Series 2021-FLWR, Class A,
(LIBOR USD 1 Month + 0.58%), 5.04%,
07/15/36
(b)(c)
.................... 1,208 1,174,010
Velocity Commercial Capital Loan Trust
(b)(c)
Series 2019-3, Class M4, 3.68%, 10/25/49 1,330 1,101,232
Series 2019-3, Class M6, 6.03%, 10/25/49 1,501 1,151,069
Series 2020-1, Class M4, 3.54%, 02/25/50 753 615,524
Series 2021-4, Class M5, 5.68%, 12/26/51 1,970 1,489,061
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS5, Class C, 4.98%,
01/15/59
(c)
................... USD 133 $ 115,800
Series 2018-1745, Class A, 3.75%,
06/15/36
(b)(c)
.................. 1,990 1,752,175
Series 2018-C44, Class A4, 3.95%,
05/15/51 .................... 1,650 1,588,269
Series 2021-C59, Class A5, 2.63%,
04/15/54 .................... 500 426,817
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class A4, 3.41%,
08/15/47 .................... 469 457,086
Series 2014-LC14, Class A4, 3.77%,
03/15/47 .................... 598 588,582
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1 Month CME Term
SOFR + 2.79%), 7.27%, 11/15/27
(b)(c)
... 660 659,584
65,879,495
Interest Only Collateralized Mortgage Obligations — 0.2%
(c)
Alternative Loan Trust, Series 2006-45T1,
Class 2A8, (LIBOR USD 1 Month + 6.60%),
2.09%, 02/25/37 ................. 743 145,990
GSR Mortgage Loan Trust, Series 2007-3F,
Class 4A2, (LIBOR USD 1 Month + 6.70%),
2.19%, 05/25/37 ................. 3,924 622,008
767,998
Interest Only Commercial Mortgage-Backed Securities — 0.5%
(c)
BANK, Series 2017-BNK9, Class XA, 0.77%,
11/15/54 ....................... 3,463 103,721
BBCMS Mortgage Trust
Series 2020-C7, Class XA, 1.62%, 04/15/53 3,007 217,254
Series 2020-C7, Class XB, 0.99%, 04/15/53 1,000 58,963
Benchmark Mortgage Trust, Series 2020-B17,
Class XB, (LIBOR USD 1 Month + 0.00%),
0.53%, 03/15/53 ................. 15,395 441,745
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.80%, 11/10/42
(b)
.. 3,975 201,859
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class XA, 0.55%,
11/15/51 .................... 1,113 28,070
Series 2019-C16, Class XA, 1.55%,
06/15/52 .................... 3,910 279,448
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.47%, 10/15/52 ...... 3,226 226,584
Wells Fargo Commercial Mortgage Trust,
Series 2017-C41, Class XA, 1.15%,
11/15/50 ....................... 3,661 155,344
1,712,988
Total Non-Agency Mortgage-Backed Securities — 33.6%
(Cost: $120,924,727) ............................. 112,486,345
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp., Series
4161, Class BW, 2.50%, 02/15/43 ..... 200 175,911
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2411, Class FJ, (LIBOR
USD 1 Month + 0.35%), 4.81%, 12/15/29
(c)
2 2,106
Federal National Mortgage Association
Series 2010-134, Class KZ, 4.50%, 12/25/40 102 98,431
Series 2010-141, Class LZ,
4.50%, 12/25/40
(d)
.............. 209 181,395
Series 2011-131, Class LZ, 4.50%, 12/25/41 145 143,851

BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Federal National Mortgage Association
Variable Rate Notes, Series 2018-32,
Class PS, (LIBOR USD 1 Month + 7.23%),
1.98%, 05/25/48
(c)
................ USD 177 $ 156,686
Government National Mortgage Association,
Series 2019-29, Class HY, 3.50%, 03/20/49 100 92,121
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.73%, 07/20/39
(c)
............. 184 193,564
1,044,065
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-W5FX, Class
CFX, (LIBOR USD 1 Month + 0.00%),
3.79%, 04/25/28
(b)(c)
............... 288 243,809
Government National Mortgage Association,
Series 2019-53, Class V, 2.75%, 08/16/31 183 168,838
412,647
Interest Only Collateralized Mortgage Obligations — 0.7%
Federal Home Loan Mortgage Corp.
Series 4062, Class GI, 4.00%, 02/15/41 . 115 6,597
Series 4533, Class JI, 5.00%, 12/15/45 .. 141 25,558
Series 5159, Class KI, 3.00%, 11/25/51 .. 617 80,039
Series 5159, Class PI, 3.00%, 11/25/51 .. 951 130,065
Series 5176, Class QI, 3.00%, 12/25/51 . 609 89,348
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(c)
Series 4119, Class SC, (LIBOR USD 1
Month + 6.15%), 1.69%, 10/15/42 ... 699 78,091
Series 4901, Class CS, (LIBOR USD 1
Month + 6.10%), 1.59%, 07/25/49 ... 500 52,218
Series 4941, Class SH, (LIBOR USD 1
Month + 5.95%), 1.44%, 12/25/49 ... 448 48,552
Federal National Mortgage Association
Series 2013-10, Class PI, 3.00%, 02/25/43 492 66,461
Series 2014-68, Class YI, 4.50%, 11/25/44 210 44,218
Series 2015-74, Class IA, 6.00%, 10/25/45 960 220,838
Series 2015-77, 6.00%, 10/25/45 ...... 1,145 235,848
Series 2017-68, Class IE, 4.50%, 09/25/47 659 110,685
Series 2021-23, Class CI, 3.50%, 07/25/46 661 109,624
Series 2021-41, 3.50%, 07/25/51 ...... 790 131,623
Federal National Mortgage Association Variable
Rate Notes
(c)
Series 2016-60, Class SD, (LIBOR USD 1
Month + 6.10%), 1.59%, 09/25/46 ... 1,024 80,360
Series 2016-78, Class CS, (LIBOR USD 1
Month + 6.10%), 1.59%, 05/25/39 ... 1,326 98,291
Series 2017-70, Class SA, (LIBOR USD 1
Month + 6.15%), 1.64%, 09/25/47 ... 643 71,087
Series 2019-5, Class SA, (LIBOR USD 1
Month + 6.10%), 1.59%, 03/25/49 ... 800 77,523
Series 2019-25, Class SA, (LIBOR USD 1
Month + 6.05%), 1.54%, 06/25/49 ... 3,003 316,914
Series 2019-35, Class SA, (LIBOR USD 1
Month + 6.10%), 1.59%, 07/25/49 ... 390 40,865
Government National Mortgage Association
Series 2017-139, Class IB, 4.50%, 09/20/47 520 93,837
Series 2017-144, Class DI, 4.50%, 09/20/47 353 63,536
Series 2021-104, Class IH, 3.00%, 06/20/51 1,087 167,666
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Government National Mortgage Association
Variable Rate Notes, Series 2017-101,
Class SL, (LIBOR USD 1 Month + 6.20%),
1.71%, 07/20/47
(c)
................ USD 430 $ 51,126
2,490,970
Interest Only Commercial Mortgage-Backed Securities — 0.3%
(c)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K110, Class X1, 1.70%, 04/25/30 . 5,326 491,130
Series K722, Class X1, 1.41%, 03/25/23 . 277 14
Government National Mortgage Association
Variable Rate Notes
Series 2016-151, 0.85%, 06/16/58 ..... 8,957 326,499
Series 2020-43, 1.26%, 11/16/61 ...... 2,164 154,899
972,542
Mortgage-Backed Securities — 59.9%
Federal Home Loan Mortgage Corp.
2.50%, 03/01/30 - 04/01/31 .......... 624 594,410
3.00%, 09/01/27 - 12/01/46 .......... 941 884,972
3.50%, 12/01/41 - 01/01/48 .......... 1,216 1,175,190
4.00%, 08/01/40 - 12/01/45 .......... 367 364,199
4.50%, 07/01/26 - 09/01/48 .......... 493 500,613
5.00%, 05/01/35 - 02/01/42 .......... 637 655,639
5.50%, 02/01/35 - 06/01/41 .......... 354 372,215
6.00%, 08/01/28 - 11/01/39 .......... 17 18,095
Federal National Mortgage Association
3.50%, 11/01/46 ................. 356 337,681
4.00%, 01/01/41 ................. 28 27,548
6.00%, 07/01/39 ................. 266 274,625
Federal National Mortgage Association Variable
Rate Notes
(c)
3.06%, 09/01/27 ................. 164 157,870
3.22%, 03/01/27 ................. 498 483,399
Government National Mortgage Association
2.00%, 02/15/53
(e)
................ 3,624 3,131,504
2.50%, 02/15/53
(e)
................ 3,690 3,288,820
3.00%, 02/15/45 - 01/20/51 .......... 746 691,045
3.00%, 02/15/53
(e)
................ 1,755 1,611,908
3.50%, 01/15/42 - 10/20/46 .......... 897 865,291
3.50%, 02/15/53
(e)
................ 3,300 3,119,978
4.00%, 04/20/39 - 06/20/50 .......... 2,948 2,890,745
4.00%, 02/15/53
(e)
................ 558 541,696
4.50%, 09/20/39 - 04/20/47 .......... 1,600 1,626,568
4.50%, 02/15/53
(e)
................ 8,700 8,637,469
5.00%, 12/15/34 - 07/20/44 .......... 1,119 1,156,119
5.50%, 07/15/38 - 12/20/41 .......... 383 400,953
6.50%, 10/15/38 - 02/20/41 .......... 125 131,052
Uniform Mortgage-Backed Securities
1.50%, 02/25/38 - 02/25/53
(e)
......... 8,437 7,088,379
2.00%, 10/01/31 - 03/01/52 .......... 8,790 7,485,508
2.00%, 02/25/38 - 02/25/53
(e)
......... 19,395 16,682,638
2.50%, 04/01/30 - 03/01/32 .......... 1,006 957,077
2.50%, 02/25/38 - 02/25/53
(e)
......... 19,190 16,891,477
3.00%, 04/01/28 - 08/01/50 .......... 2,989 2,854,312
3.00%, 02/25/53
(e)
................ 4,880 4,432,387
3.50%, 11/01/27 - 04/01/48 .......... 1,822 1,757,240
4.00%, 08/01/31 - 05/01/52 .......... 5,668 5,569,217
4.00%, 02/25/53
(e)
................ 2,697 2,604,570
4.50%, 07/01/24 - 10/01/52 .......... 13,674 13,653,059
4.50%, 02/25/53
(e)
................ 51,720 51,073,500
5.00%, 03/01/23 - 10/01/52 .......... 7,709 7,809,530
5.00%, 02/25/53
(e)
................ 26,242 26,338,357

BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.50%, 06/01/24 - 03/01/40 .......... USD 528 $ 552,826
6.00%, 12/01/32 - 09/01/40 .......... 358 376,035
6.50%, 09/01/36 - 05/01/40 .......... 92 97,117
200,162,833
Total U.S. Government Sponsored Agency Securities — 61.3%
(Cost: $205,682,634) ............................. 205,083,057
Total Long-Term Investments — 109.2%
(Cost: $376,885,659) ............................. 365,250,959
Shares
Shares
Short-Term Securities
Money Market Funds — 0.5%
Dreyfus Treasury Prime Cash Management
Institutional Shares, 4.28%
(f)
......... 1,827,462 1,827,462
Total Money Market Funds — 0.5%
(Cost: $1,827,462) .............................. 1,827,462
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 32.8%
U.S. Treasury Bills
(g)
4.01%, 02/02/23 ................. USD 327 $ 326,964
4.16%, 02/16/23 ................. 6,818 6,805,791
4.43%, 02/21/23 ................. 2,923 2,915,824
4.24%, 03/02/23 ................. 5,073 5,054,948
4.19%, 03/09/23 ................. 145 144,352
4.21%, 03/23/23 ................. 47,361 47,068,612
4.50%, 04/11/23 ................. 1,602 1,588,317
4.56%, 04/13/23 ................. 38,233 37,891,891
4.59%, 04/20/23 ................. 7,792 7,715,427
Total U.S. Treasury Obligations — 32.8%
(Cost: $109,533,203) ............................. 109,512,126
Total Short-Term Securities — 33.3%
(Cost: $111,360,665) ............................. 111,339,588
Total Investments Before Options Written — 142.5%
(Cost: $488,246,324 ) ............................. 476,590,547
Total Options Written — (0.1)%
(Premium Received — $(337,911)) ................... (330,588)
Total Investments Net of Options Written — 142.4%
(Cost: $487,908,413 ) ............................. 476,259,959
Liabilities in Excess of Other Assets — (42.4)% ........... (141,907,817)
Net Assets — 100.0% ..............................
$ 334,352,142
(a)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Represents or includes a TBA transaction.
(f)
Annualized 7-day yield as of period end.
(g)
Rates are discount rates or a range of discount rates as of period end.

BlackRock U.S. Mortgage Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10 Year Note ................................................... 6 03/22/23 $ 689 $ 1,679
U.S. Treasury 10 Year Ultra Note ............................................... 12 03/22/23 1,460 28,485
U.S. Treasury Long Bond ..................................................... 128 03/22/23 16,716 689,786
U.S. Treasury Ultra Bond ..................................................... 60 03/22/23 8,584 510,836
U.S. Treasury 2 Year Note .................................................... 147 03/31/23 30,246 67,541
1,298,327
Short Contracts
3 Month SOFR ............................................................ 3 03/14/23 717 1,362
U.S. Treasury 5 Year Note .................................................... 681 03/31/23 74,543 (859,496)
3 Month SOFR ............................................................ 3 06/20/23 714 (42)
3 Month SOFR ............................................................ 3 09/19/23 713 633
3 Month SOFR ............................................................ 3 12/19/23 714 108
(857,435)
$ 440,892
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
2.10% Semi-Annual 1 day SOFR Annual Bank of America NA 03/17/23 2.10 % USD 1,700 $ (86)
10-Year Interest Rate Swap
(a)
3.15% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 01/04/24 3.15 USD 2,250 (82,282)
(82,368)
Put
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.10% Semi-Annual Bank of America NA 03/17/23 2.10 USD 1,700 (156,837)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 4.15% Semi-Annual Deutsche Bank AG 12/11/23 4.15 USD 10,300 (30,349)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.15% Semi-Annual Deutsche Bank AG 01/04/24 3.15 USD 2,250 (61,034)
(248,220)
$ (330,588)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.18% Quarterly 1 day EFFR Quarterly 10/21/25 USD 159 $ 15,048 $ — $ 15,048
1 day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 159 (15,214) — (15,214)
0.56% Quarterly 1 day EFFR Quarterly 10/21/30 USD 47 8,398 — 8,398
1 day SOFR Quarterly 0.53% Quarterly 10/21/30 USD 47 (8,566) — (8,566)
2.16% Annual 1 day SOFR Annual 04/01/32 USD 1,500 127,010 — 127,010
2.65% Annual 1 day SOFR Annual 06/02/32 USD 800 36,745 — 36,745
1 day SOFR Annual 3.64% Annual 09/28/32 USD 1,500 52,742 2,939 49,803
$ 216,163 $ 2,939 $ 213,224

BlackRock U.S. Mortgage Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ......... 3.00 % Monthly J.P. Morgan Securities LLC 09/17/58 USD 3,100 $ 542,746 $ 295,600 $ 247,146
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.A ........ 2.00 % Monthly
Goldman Sachs
International 09/17/58 A USD 275 $ (13,077) $ (4,926) $ (8,151)
CMBX.NA.9.A ........ 2.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 A USD 275 (13,077) (5,003) (8,074)
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 2,197 (384,615) (229,293) (155,322)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 BBB- USD 1,012 (177,180) (41,751) (135,429)
CMBX.NA.15.BBB- .... 3.00 Monthly
Morgan Stanley & Co.
International plc 11/18/64 BBB- USD 500 (87,842) (92,062) 4,220
$ (675,791) $ (373,035) $ (302,756)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day EFFR ......................................... Effective Federal Funds Rate 4.33%
1 day SOFR ......................................... Secured Overnight Financing Rate 4.31

BlackRock U.S. Mortgage Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 47,312,778 $ 368,779 $ 47,681,557
Non-Agency Mortgage-Backed Securities ........................ — 109,882,752 2,603,593 112,486,345
U.S. Government Sponsored Agency Securities .................... — 204,901,662 181,395 205,083,057
Short-Term Securities
Money Market Funds ...................................... 1,827,462 — — 1,827,462
U.S. Treasury Obligations ................................... — 109,512,126 — 109,512,126
$ 1,827,462 $ 471,609,318 $ 3,153,767 $ 476,590,547
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 251,366 $ — $ 251,366
Interest rate contracts ....................................... 1,300,430 237,004 — 1,537,434
Liabilities
Credit contracts ........................................... — (306,976) — (306,976)
Interest rate contracts ....................................... (859,538) (354,368) — (1,213,906)
$ 440,892 $ (172,974) $ — $ 267,918
(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Non-Agency
Mortgage-
Backed
Securities
U.S.
Government
Sponsored
Agency
Securities Total
Investments
Assets
Opening balance, as of April 30, 2022 ..................................................................... $ 2,132,033 $ 3,113,100 $ 1,508,483 $ 6,753,616
Transfers into Level 3
(a)
.............................................................................. 348,399 802,561 231,313 1,382,273
Transfers out of Level 3
(b)
............................................................................. (2,113,804) — (1,312,384) (3,426,188)
Accrued discounts/premiums ........................................................................... 946 2,106 (237) 2,815
Net realized gain (loss) .............................................................................. 234 (150,050) (14,960) (164,776)
Net change in unrealized appreciation (depreciation)
(c)
.......................................................... 20,262 (548,385) (26,494) (554,617)
Purchases ....................................................................................... — 101,015 4,652 105,667
Sales .......................................................................................... (19,291) (716,754) (208,978) (945,023)
Closing balance, as of January 31, 2023 ...................................................................
$ 368,779 $ 2,603,593 $ 181,395 $ 3,153,767
Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2023
(c)
.............................
$ 19,819 $ (590,606) $ (28,957) $ (599,744)
(a)
As of April 30, 2022, the Fund used observable inputs in determining the value of certain investments. As of January 31, 2023, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(b)
As of April 30, 2022, the Fund used significant unobservable inputs in determining the value of certain investments. As of January 31, 2023, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
Currency Abbreviation
USD United States Dollar
Fair Value Hierarchy as of Period End (continued)

BlackRock U.S. Mortgage Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Portfolio Abbreviation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
EFFR Effective Federal Funds Rate
LIBOR London Interbank Offered Rate
OTC Over-the-counter
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate